Debt - Long Term Debt and Capital Lease Obligations (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Debt Disclosure [Abstract]
Remainder of 2019	$ 13,965
2020	55,988
2021	51,826
2022	47,276
2023	32,905
Thereafter	257,591
Contractual Obligation	$ 459,551